UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31,2010

Check here if Amendment [   ]; Amendment Number: 0
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Peregrine Capital Management, Inc.
Address:  LaSalle Plaza
	  800 LaSalle Avenue, Suite 1850
	  Minneapolis, MN  55402-2018

13F File Number:  028-1523

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert B. Mersky	or	David S. Lunt
Title:      President	                      Senior Vice President
Phone:   (612) 343-7610	                            (612) 343-7632

Signature, Place, and Date of Signing:

   /s/	David S. Lunt	Minneapolis, MN		1/26/2011

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X ]      13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company